Capital Leases (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Capital Leases - Future Minimum Payments [Abstract]
2014	$ 394
Total minimum lease payments	394
Less: imputed interest	(6)
Present value of minimum lease payments	388
Current portion of capitalized lease obligations	(388)
Long-term capitalized lease obligations	$ 0